Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Time charter revenues	21,738,874	20,153,955	67,952,884
Voyage charter revenues	158,583,636	124,860,634	86,822,863
Other income	3,403,310	2,465,391	6,228,559

Total	183,725,820	147,479,980	161,004,306